Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax expense benefit

The benefit for income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Current
Federal	$0	$0	$29
State	7	10	24
Deferred
Federal	0	0	(29)
State	(7)	(10)	(24)

	$0	$0	$0

Reconciliation of expected tax benefit with income tax benefit relating to loss before income taxes

The difference between the total expected tax benefit (computed by applying the U.S. Federal tax rate of 35% to pretax income in 2012, 2011 and 2010) and the reported income tax benefit relating to loss before income taxes is as follows:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Tax rate applied to income (loss) before income taxes	$(249)	$2,333	$(11,622)
Increase (decrease) resulting from the effects of:
Tax exempt interest on obligations of states and political subdivisions	(118)	(143)	(177)
State income taxes	(27)	(173)	506
Stock compensation	28	132	150
Expiration of capital loss carryforward	354	0	0
Other	53	281	174

Federal tax provision (benefit) before valuation allowance	41	2,430	(10,969)
State tax provision (benefit) before valuation allowance	76	494	(1,666)

Total income tax provision (benefit)	117	2,924	(12,635)
Change in valuation allowance	(117)	(2,924)	12,635

Income tax provision (benefit)	$0	$0	$0

Summary of net deferred tax assets (liabilities)

The net deferred tax assets (liabilities) are comprised of the following:

	December 31
	2012	2011
	(In thousands)
Allowance for loan losses	$8,964	$10,372
Other real estate owned	1,521	4,009
Capital losses	26	384
Accrued stock compensation	492	417
Federal tax loss carryforward	44,755	42,235
State tax loss carryforward	8,202	8,010
Alternative minimum tax carryforward	1,304	1,304
Deferred compensation	1,162	1,202
Other	990	306

Gross deferred tax assets	67,416	68,239
Less: Valuation allowance	(44,821)	(44,938)

Deferred tax assets net of valuation allowance	22,595	23,301
Depreciation	(1,514)	(1,694)
Deposit base intangible	(538)	(843)
Net unrealized securities gains	(1,972)	(3,287)
Accrued interest and fee income	(620)	(661)

Gross deferred tax liabilities	(4,644)	(6,485)

Net deferred tax assets	$17,951	$16,816

Summary of Income Tax Examination Major Tax jurisdictions along with Tax Year	The following are the major tax jurisdictions in which the Company operates and the earliest tax year subject to examination:

Jurisdiction	Tax Year
United States of America	2010
Florida	2008